Schedule of Investments (unaudited) March 31, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AIMCO CLO 10 Ltd., Series 2019-10A, Class SUB, 0.00%, 07/22/32(a)(b)	USD	772	$612,588
Ajax Mortgage Loan Trust, Series 2019-C, Class A, 3.95%, 10/25/58(a)(b)		1,175	1,177,042
Anchorage Capital CLO Ltd., Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.72%, 01/28/31(a)(b)		250	250,727
ARES LI CLO Ltd., Series 2019-51A, Class E, (3 mo. LIBOR US + 6.49%), 6.73%, 04/15/31(a)(b)		300	300,214
Ares LV CLO Ltd., Series 2020-55A, Class D, (3 mo. LIBOR US + 4.83%), 5.07%, 04/15/31(a)(b)		750	753,744
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class E, (3 mo. LIBOR US + 6.90%), 7.14%, 10/15/32(a)(b)		500	499,716
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class E, (3 mo. LIBOR US + 7.70%), 7.92%, 10/20/32(a)(b)		250	251,127
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 3.38%, 04/20/32(a)(b)(c)		2,000	2,000,000
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.66%, 07/20/32(a)(b)		1,300	1,288,016
CarVal CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.89%), 3.11%, 07/16/31(a)(b)		250	248,535
Cedar Funding II CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 3.60%), 3.79%, 06/09/30(a)(b)		1,050	1,049,979
Cent CLO Ltd., Series 2013-19A, Class C, (3 mo. LIBOR US + 3.30%), 3.51%, 10/29/25(a)(b)		700	700,019
Elmwood CLO II Ltd.(a)(b)
Series 2019-2A, Class E, (3 mo. LIBOR US + 6.80%), 7.02%, 04/20/31		250	250,014
Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 1.00%, 04/20/34(d)		250	250,000
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 7.24%, 10/15/32(a)(b)		500	501,053
Fairstone Financial Issuance Trust I, Series 2020-1A, Class D, 6.87%, 10/20/39(b)	CAD	150	115,684
Gilbert Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 3.19%, 10/15/30(a)(b)	USD	1,500	1,490,045
GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.87%, 04/20/29(a)(b)		300	299,990
GSAA Home Equity Trust, Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.70%), 0.81%, 12/25/35(a)		3,371	1,466,394
Kayne CLO 6 Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 7.75%, 01/20/33(a)(b)		250	251,032
Lending Funding Trust, Series 2020-2A, Class D, 6.77%, 04/21/31(b)		400	443,626
Madison Park Funding X Ltd., Series 2012-10A, Class DR2, (3 mo. LIBOR US + 3.25%), 3.47%, 01/20/29(a)(b)		560	560,119
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, (3 mo. LIBOR US + 3.70%), 3.92%, 04/20/26(a)(b)		800	800,423
Mariner CLO 7 Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 6.89%), 7.10%, 04/30/32(a)(b)		1,250	1,253,228
Mariner Finance Issuance Trust(b)
Series 2019-AA, Class D, 5.44%, 07/20/32		900	890,699
Series 2020-AA, Class D, 5.75%, 08/21/34		200	203,991
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44(b)		345	359,637

Security		Par (000)		Value

Asset-Backed Securities (continued)
Nationstar HECM Loan Trust, Series 2019-1A, Class M4, 5.80%, 06/25/29(a)(b)	USD	1,500		$1,499,813
OCP CLO Ltd.(a)(b)
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 3.22%, 04/24/29		300		293,406
Series 2014-7A, Class B1RR, (3 mo. LIBOR US + 2.25%), 2.47%, 07/20/29		500		500,118
Series 2019-17A, Class E, (3 mo. LIBOR US + 6.66%), 6.88%, 07/20/32		1,500		1,498,658
OZLM Funding III Ltd., Series 2013-3A, Class BRR, (3 mo. LIBOR US + 2.70%), 2.92%, 01/22/29(a)(b)		1,000		999,965
Palmer Square Loan Funding Ltd.(a)(b)
Series 2019-2A, Class C, (3 mo. LIBOR US + 3.25%), 3.47%, 04/20/27		1,025		1,025,229
Series 2019-3A, Class C, (3 mo. LIBOR US + 3.40%), 3.58%, 08/20/27		1,750		1,751,312
Series 2019-4A, Class C, (3 mo. LIBOR US + 3.25%), 3.47%, 10/24/27		600		600,166
Recette Clo Ltd., Series 2015-1A, Class DRR, (3 mo. LIBOR US + 3.25%), 3.36%, 04/20/34(a)(b)(c)		1,000		1,000,000
Rockford Tower CLO Ltd., Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 2.87%, 10/20/30(a)(b)		430		423,522
Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.29%), 0.40%, 01/25/47(a)(d)		2,763		2,632,904
Sofi Professional Loan Program LLC, Series 2016-B, Class RC, 0.00%, 04/25/37(b)(c)		—	(e)	100,528
Sound Point CLO XXIV, Series 2019-3A, Class D, (3 mo. LIBOR US + 4.11%), 4.33%, 10/25/32(a)(b)		1,500		1,509,507
Sun Country, 7.00%, 12/15/23(c)		267		256,754
TICP CLO XII Ltd., Series 2018-12A, Class E, (3 mo. LIBOR US + 5.50%), 5.74%, 01/15/31(a)(b)		2,450		2,440,243
TRESTLES CLO II Ltd.(a)(b)
Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 3.10%, 04/25/32		1,000		1,000,000
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.75%), 5.97%, 07/25/31		250		237,131
TRESTLES CLO III Ltd., Series 2020-3A, Class SUB, 0.00%, 01/20/33(a)(b)		250		197,430
Voya CLO Ltd., Series 2014-3A, Class CR, (3 mo. LIBOR US + 2.65%), 2.87%, 07/25/26(a)(b)		250		249,981
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 3.47%, 07/20/28(a)(b)		1,000		999,663
York CLO Ltd.(a)(b)
Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 3.82%, 10/20/29		500		496,463
Series 2016-2A, Class ER, (3 mo. LIBOR US + 6.75%), 6.97%, 04/20/32		500		500,992

Total Asset-Backed Securities — 27.5% (Cost: $37,943,266)				38,481,427

		Shares

Common Stocks

Equity Real Estate Investment Trusts (REITs) — 0.0%
Service Properties Trust		2,000		23,720

Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment, Inc.(f)		2,850		249,233

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Shares	Value

Oil & Gas Exploration & Production — 0.1%
CA Resources Corp.		7,759	$185,281

Oil, Gas & Consumable Fuels — 0.3%
California Resources Corp.(f)		15,841	381,134
Chesapeake Energy Corp., (Acquired 02/10/21, Cost: $1,288)(g)		136	5,685

			386,819

Total Common Stocks — 0.6% (Cost: $765,719)			845,053

		Par (000)

Corporate Bonds

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	USD	73	70,949

Aerospace & Defense — 0.9%
Embraer Netherlands Finance BV, 6.95%, 01/17/28(b)(h)		250	273,825
General Electric Co., 4.35%, 05/01/50		235	260,837
TransDigm, Inc., 6.25%, 03/15/26(b)(h)		730	773,946

			1,308,608

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(b)(h)		17	17,829

Airlines — 2.8%
American Airlines Group, Inc., 4.00%, 12/15/25(c)		99	97,216
Avianca Holdings SA(b)(i)
(10.50% Cash or 12.00% PIK), 12.25%, 11/10/21(h)		2,384	2,406,577
(10.50% Cash or 12.00% PIK), 12.25%, 11/10/21		168	169,470
Gol Finance SA, 7.00%, 01/31/25(b)(h)		400	325,750
Latam Finance Ltd., 6.88%, 04/11/24(b)(f)(h)(j)		750	618,750
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/27(h)		241	267,227

			3,884,990

Auto Components — 0.3%
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26(b)(h)		144	152,934
IHO Verwaltungs GmbH, (3.63% Cash or 4.38% PIK), 3.63%, 05/15/25(i)	EUR	100	119,329
ZF Finance GmbH, 3.75%, 09/21/28		100	127,821

			400,084

Automobiles — 0.5%
Ford Motor Credit Co. LLC, 5.58%, 03/18/24(h)	USD	597	644,336
General Motors Co., 5.95%, 04/01/49		85	107,858

			752,194

Banks — 1.6%
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(a)(h)(k)		400	418,800
Banco Industrial SA, (5 year CMT + 4.44%), 4.88%, 01/29/31(a)(b)(h)		150	153,844
Bancolombia SA, (5 year CMT + 2.94%), 4.63%, 12/18/29(a)(h)		250	251,875
Bangkok Bank PCL, (5 year CMT + 4.73%), 5.00%(a)(k)		200	210,187
Grupo Aval Ltd., 4.38%, 02/04/30(b)(h)		200	201,188

Security		Par (000)	Value

Banks (continued)
Intesa Sanpaolo SpA, (5 year EUR Swap + 6.09%), 5.88%(a)(k)	EUR	250	$328,722
Itau Unibanco Holding SA, 5.13%, 05/13/23(b)(h)	USD	212	223,798
Kasikornbank PCL, (5 year CMT + 1.70%), 3.34%, 10/02/31(a)		200	203,938
NBK Tier 1 Financing Ltd., (6 year USD Swap + 2.88%), 3.63%(a)(b)(h)(k)		277	275,335

			2,267,687

Beverages — 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36		63	73,803
Anheuser-Busch InBev Worldwide, Inc., 4.50%, 06/01/50		107	121,404
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.75%, 07/15/27	GBP	100	140,962
Ball Corp.
5.25%, 07/01/25	USD	17	19,210
4.88%, 03/15/26		13	14,538
Central American Bottling Corp., 5.75%, 01/31/27(b)(h)		600	635,250
Keurig Dr. Pepper, Inc., 3.80%, 05/01/50		80	85,028
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)(h)		402	407,528
OI European Group BV, 2.88%, 02/15/25	EUR	100	118,501

			1,616,224

Biotechnology — 0.1%
Gilead Sciences, Inc., 2.80%, 10/01/50	USD	85	75,546
Royalty Pharma PLC, 3.55%, 09/02/50(b)		85	81,001

			156,547

Building Materials — 0.3%
Carrier Global Corp., 3.58%, 04/05/50		80	78,560
Cemex SAB de CV
3.13%, 03/19/26	EUR	100	120,312
5.45%, 11/19/29(h)	USD	200	217,600
Masonite International Corp., 5.38%, 02/01/28(b)		9	9,551
Standard Industries, Inc.(b)
5.00%, 02/15/27		9	9,382
4.75%, 01/15/28(h)		35	36,281
US Concrete, Inc., 6.38%, 06/01/24		3	3,064

			474,750

Building Products — 0.1%
Lowe’s Cos., Inc., 3.00%, 10/15/50		80	74,617

Capital Markets — 0.3%
Intercorp Peru Ltd., 3.88%, 08/15/29(b)(h)		200	205,375
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(i)	EUR	200	238,058

			443,433

Chemicals — 1.9%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25		100	119,336
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)(h)	USD	245	278,075
Equate Petrochemical BV, 4.25%, 11/03/26(b)(h)		224	244,020
INEOS Quattro Finance 1 PLC, 3.75%, 07/15/26	EUR	110	131,073
LYB International Finance III LLC, 4.20%, 05/01/50	USD	80	86,003
NOVA Chemicals Corp., 4.88%, 06/01/24(b)(h)		621	648,945

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
OCI NV, 3.63%, 10/15/25	EUR	100	$122,254
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(b)(h)	USD	400	468,875
Sasol Financing USA LLC
6.50%, 09/27/28(h)		287	308,668
5.50%, 03/18/31		200	196,000

			2,603,249

Commercial Services & Supplies — 1.0%
AMN Healthcare, Inc., 4.63%, 10/01/27(b)(h)		99	101,228
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(b)(h)		476	514,556
DAE Funding LLC, 3.38%, 03/20/28(b)		240	237,600
United Rentals North America, Inc.
5.88%, 09/15/26		17	17,786
5.50%, 05/15/27		17	18,131
3.88%, 11/15/27		13	13,471
4.88%, 01/15/28(h)		479	504,564
5.25%, 01/15/30		13	14,109

			1,421,445

Construction & Engineering — 0.1%
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(a)(k)	EUR	100	115,651

Construction Materials(b) — 0.3%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28	USD	12	12,000
KAR Auction Services, Inc., 5.13%, 06/01/25(h)		444	452,014

			464,014

Consumer Discretionary — 0.1%
Atento Luxco 1 SA, 8.00%, 02/10/26(b)(h)		200	209,875

Consumer Finance — 0.9%
Encore Capital Group, Inc., 4.88%, 10/15/25	EUR	100	123,550
Global Payments, Inc., 4.15%, 08/15/49	USD	80	87,294
Muthoot Finance Ltd.(h)
6.13%, 10/31/22(b)		750	777,187
4.40%, 09/02/23		200	202,875

			1,190,906

Containers & Packaging(b)(h) — 0.5%
Klabin Austria GmbH, 3.20%, 01/12/31		200	190,000
Suzano Austria GmbH, 7.00%, 03/16/47		400	512,996

			702,996

Diversified Financial Services — 1.5%
Alfa SAB de CV, 6.88%, 03/25/44(b)(h)		200	246,875
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	139,026
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)(h)	USD	214	200,023
Bank of America Corp., (3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(a)		130	144,340
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	44	62,034
Citigroup, Inc., 4.65%, 07/23/48	USD	80	98,165
Credit Agricole SA, (5 year USD Swap + 4.90%), 7.88%(a)(h)(k)		200	224,250
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25	GBP	100	142,447
Intrum AB, 2.75%, 07/15/22	EUR	10	11,712

Security		Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co., (SOFR + 2.44%), 3.11%, 04/22/51(a)	USD	80	$78,349
Manappuram Finance Ltd., 5.90%, 01/13/23		200	206,812
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)(h)		400	404,075
Shriram Transport Finance Co. Ltd., 5.95%, 10/24/22		200	204,875

			2,162,983

Diversified Telecommunication Services — 0.8%
AT&T, Inc., 3.30%, 02/01/52		80	72,052
Level 3 Financing, Inc.
5.25%, 03/15/26		13	13,390
4.63%, 09/15/27(b)		17	17,496
4.25%, 07/01/28(b)(h)		267	270,020
3.63%, 01/15/29(b)(h)		216	209,250
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(h)(i)		200	209,000
SoftBank Group Corp., 4.75%, 07/30/25	EUR	100	130,023
Verizon Communications, Inc.
2.88%, 11/20/50	USD	80	71,102
3.55%, 03/22/51		84	83,882

			1,076,215

Electric Utilities(h) — 1.6%
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		253	253,949
Energuate Trust, 5.88%, 05/03/27(b)		750	791,325
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.88%, 07/17/49		200	211,376
Talen Energy Supply LLC(b)
7.25%, 05/15/27		642	656,355
6.63%, 01/15/28		274	273,709

			2,186,714

Energy Equipment & Services(b)(h) — 0.4%
Bristow Group, Inc., 6.88%, 03/01/28		120	119,611
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24		438	424,860

			544,471

Environmental, Maintenance, & Security Service — 0.0%
Clean Harbors, Inc., 4.88%, 07/15/27(b)		9	9,495

Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp., 3.10%, 06/15/50		80	73,542
Crown Castle International Corp., 2.90%, 04/01/41		85	78,200
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24(h)		450	483,016
4.63%, 06/15/25(b)		59	62,227
4.50%, 09/01/26		9	9,419
5.75%, 02/01/27		13	14,332
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26		9	9,293
5.00%, 10/15/27(h)		24	25,248
4.63%, 08/01/29(h)		16	16,833
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27		12	12,283
Service Properties Trust 4.50%, 06/15/23(h)		242	245,838

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Service Properties Trust (continued)
7.50%, 09/15/25	USD	27	$30,683
XHR LP, 6.38%, 08/15/25(b)		68	71,825

			1,132,739

Food & Staples Retailing — 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23(b)		13	13,260
5.75%, 03/15/25		4	4,131
7.50%, 03/15/26(b)		10	11,046
4.63%, 01/15/27(b)(h)		23	23,838
5.88%, 02/15/28(b)		13	13,861
4.88%, 02/15/30(b)(h)		17	17,476
Bellis Acquisition Co. PLC, 3.25%, 02/16/26	GBP	110	152,222
Cydsa SAB de CV, 6.25%, 10/04/27(b)(h)	USD	400	419,000
Grupo KUO SAB de CV, 5.75%, 07/07/27(b)(h)		600	629,438
Kroger Co., 3.95%, 01/15/50		80	86,444
Lamb Weston Holdings, Inc.(b)(h)
4.63%, 11/01/24		14	14,528
4.88%, 11/01/26		14	14,480
Picard Groupe SAS, (3 mo. EURIBOR + 3.00%), 3.00%, 11/30/23(a)	EUR	100	117,105

			1,516,829

Food Products — 0.3%
Aramark Services, Inc.
4.75%, 06/01/26	USD	9	9,252
5.00%, 02/01/28(b)(h)		20	20,755
Darling Ingredients, Inc., 5.25%, 04/15/27(b)		9	9,461
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(b)		33	36,053
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(b)
6.50%, 04/15/29		24	27,108
5.50%, 01/15/30		22	24,348
MHP Lux SA, 6.25%, 09/19/29(b)(h)		300	297,375
Pilgrim’s Pride Corp., 5.88%, 09/30/27(b)(h)		15	16,076

			440,428

Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(b)		20	21,055
Anthem, Inc., 3.13%, 05/15/50		80	76,340
Centene Corp.
5.38%, 06/01/26(b)(h)		31	32,417
5.38%, 08/15/26(b)		13	13,714
4.25%, 12/15/27(h)		43	45,231
4.63%, 12/15/29(h)		61	66,021
DaVita, Inc., 4.63%, 06/01/30(b)(h)		422	429,959
HCA, Inc.
5.38%, 02/01/25(h)		45	50,198
5.88%, 02/15/26(h)		26	29,802
5.38%, 09/01/26(h)		17	19,167
5.63%, 09/01/28(h)		26	29,900
5.88%, 02/01/29(h)		17	19,805
3.50%, 09/01/30(h)		535	539,531
5.25%, 06/15/49		85	104,012
Molina Healthcare, Inc., 5.38%, 11/15/22		12	12,582
Select Medical Corp., 6.25%, 08/15/26(b)(h)		360	382,594
Teleflex, Inc., 4.63%, 11/15/27		9	9,529
Tenet Healthcare Corp. 4.63%, 09/01/24(b)(h)		384	395,040

Security		Par (000)	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued)
5.13%, 05/01/25(h)	USD	25	$25,351
4.88%, 01/01/26(b)(h)		654	680,003
6.25%, 02/01/27(b)(h)		26	27,452
5.13%, 11/01/27(b)(h)		26	27,188
4.63%, 06/15/28(b)		23	23,575
Universal Health Services, Inc., 2.65%, 10/15/30(b)		63	60,827

			3,121,293

Health Care Technology — 0.3%
CAB SELAS, 3.38%, 02/01/28	EUR	200	233,649
Charles River Laboratories International, Inc., 4.25%, 05/01/28(b)	USD	9	9,270
Synlab Bondco PLC, (3 mo. EURIBOR + 4.75%), 4.75%, 07/01/25(a)	EUR	100	118,813

			361,732

Hotels, Restaurants & Leisure — 4.2%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 01/15/28(b)	USD	13	13,140
7-Eleven, Inc., 2.80%, 02/10/51(b)		110	98,519
Boyd Gaming Corp.
8.63%, 06/01/25(b)		39	43,368
4.75%, 12/01/27(h)		186	189,577
Caesars Entertainment, Inc.(b)(h)
6.25%, 07/01/25		228	243,051
8.13%, 07/01/27		146	161,001
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		68	71,760
Carlson Travel, Inc., 6.75%, 12/15/23(b)(f)(h)(j)		754	617,239
Cedar Fair LP, 5.25%, 07/15/29		9	9,251
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(b)(h)		102	107,359
5.38%, 04/15/27		9	9,225
Champion Path Holdings Ltd., 4.85%, 01/27/28		200	208,910
Churchill Downs, Inc.(b)
5.50%, 04/01/27		10	10,452
4.75%, 01/15/28		9	9,308
Fortune Star BVI Ltd.
6.75%, 07/02/23		200	209,562
6.85%, 07/02/24		200	210,937
Full House Resorts, Inc., 8.25%, 02/15/28(b)		13	13,849
Golden Entertainment, Inc., 7.63%, 04/15/26(b)(h)		34	36,168
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30(h)		17	18,034
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		10	10,438
Hyatt Hotels Corp., 5.38%, 04/23/25(h)		104	116,684
International Game Technology PLC, 6.50%, 02/15/25(b)(h)		582	638,745
IRB Holding Corp., 7.00%, 06/15/25(b)		72	77,504
Marriott International, Inc.
Series FF, 4.63%, 06/15/30		50	55,935
Series GG, 3.50%, 10/15/32(h)		232	240,745
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(b)(h)		266	282,526
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		13	13,577
Melco Resorts Finance Ltd., 5.25%, 04/26/26		200	206,312
MGM China Holdings Ltd., 5.88%, 05/15/26(h)		200	209,375
MGM Resorts International
5.75%, 06/15/25(h)		12	13,080
4.63%, 09/01/26		7	7,341

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
MGM Resorts International (continued)
5.50%, 04/15/27(h)	USD	12	$12,900
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(b)(h)		326	350,450
Scientific Games International, Inc., 7.00%, 05/15/28(b)(h)		194	207,310
SeaWorld Parks & Entertainment, Inc.(b)
8.75%, 05/01/25		310	335,575
9.50%, 08/01/25(h)		148	160,850
Sisal Group SpA, 7.00%, 07/31/23	EUR	68	81,991
Travel & Leisure Co., 6.63%, 07/31/26(b)	USD	90	102,182
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		9	9,203
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(b)(h)
5.50%, 03/01/25		31	32,752
5.25%, 05/15/27		16	16,754
Wynn Macau Ltd., 5.50%, 01/15/26(h)		200	208,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)(h)		213	218,005

			5,888,944

Household Durables — 4.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)(h)
9.88%, 04/01/27		456	511,860
6.63%, 01/15/28		216	230,040
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 09/15/27(b)(h)		234	244,237
Century Communities, Inc., 6.75%, 06/01/27(h)		44	46,769
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)(h)		600	697,500
Forestar Group, Inc.(b)(h)
8.00%, 04/15/24		699	729,581
5.00%, 03/01/28		319	331,061
Lennar Corp.
4.75%, 05/30/25		9	10,024
4.75%, 11/29/27(h)		16	18,370
M/I Homes, Inc., 4.95%, 02/01/28(h)		225	233,016
Mattamy Group Corp., 5.25%, 12/15/27(b)		9	9,416
Newell Brands, Inc., 4.70%, 04/01/26(h)		35	38,619
PulteGroup, Inc.
5.50%, 03/01/26(h)		275	320,863
5.00%, 01/15/27		6	6,900
Taylor Morrison Communities, Inc.(b)(h)
5.88%, 06/15/27		270	298,350
5.75%, 01/15/28		914	1,006,817
Tempur Sealy International, Inc., 5.50%, 06/15/26		10	10,363
Tri Pointe Homes, Inc.
5.25%, 06/01/27(h)		705	754,350
5.70%, 06/15/28		18	19,894
William Lyon Homes, Inc., 6.63%, 07/15/27(b)(h)		604	650,810

			6,168,840

Independent Power and Renewable Electricity Producers — 1.7%
Calpine Corp.(b)(h)
4.50%, 02/15/28		588	592,939
5.13%, 03/15/28		578	580,688
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27(b)(h)		200	203,000
Greenko Dutch BV
5.25%, 07/24/24		200	207,375
3.85%, 03/29/26		200	200,688
India Green Energy Holdings, 5.38%, 04/29/24(b)(h)		250	259,687
NRG Energy, Inc.
7.25%, 05/15/26		17	17,680

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc. (continued)
6.63%, 01/15/27(h)	USD	21	$21,840
5.75%, 01/15/28		14	14,875
5.25%, 06/15/29(b)		13	13,910
ReNew Power Synthetic, 6.67%, 03/12/24(h)		200	210,125

			2,322,807

Insurance(a) — 0.4%
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(h)(k)		200	214,399
Assicurazioni Generali SpA, (3 mo. EURIBOR + 5.35%), 5.00%, 06/08/48	EUR	200	280,768

			495,167

Interactive Media & Services — 0.2%
Netflix, Inc.(h)
5.88%, 02/15/25	USD	14	16,048
4.38%, 11/15/26		17	18,993
4.88%, 04/15/28		28	31,675
5.88%, 11/15/28		33	39,916
6.38%, 05/15/29		14	17,360
5.38%, 11/15/29(b)		16	18,921
4.88%, 06/15/30(b)		17	19,576
United Group BV, 4.88%, 07/01/24	EUR	100	119,199

			281,688

Internet Software & Services — 0.1%
Expedia Group, Inc., 6.25%, 05/01/25(b)(h)	USD	85	98,321

IT Services — 0.2%
Centurion Bidco SpA, 5.88%, 09/30/26	EUR	100	122,108
International Business Machines Corp., 2.95%, 05/15/50	USD	100	92,949

			215,057

Machinery — 0.4%
Colfax Corp., 6.00%, 02/15/24(b)		10	10,310
Loxam SAS, 3.75%, 07/15/26	EUR	100	117,857
Terex Corp., 5.63%, 02/01/25(b)	USD	10	10,281
Vertical Midco GmbH 4.38%, 07/15/27	EUR	100	123,157
(3 mo. EURIBOR + 4.75%), 4.75%, 07/15/27(a)		100	119,322
Vertical US Newco, Inc., 5.25%, 07/15/27(b)(h)	USD	200	209,375

			590,302

Media — 2.9%
Altice Financing SA, 2.25%, 01/15/25	EUR	100	114,392
AMC Networks, Inc.
5.00%, 04/01/24	USD	7	7,088
4.75%, 08/01/25(h)		14	14,362
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, 04/01/51		85	79,501
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(b)(h)		306	307,759
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(b)(h)		791	569,520
iHeartCommunications, Inc.
6.38%, 05/01/26		14	14,762
5.25%, 08/15/27(b)		13	13,372
4.75%, 01/15/28(b)		9	9,068
Lamar Media Corp., 3.75%, 02/15/28		10	9,987
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)		200	210,500
Lorca Telecom Bondco SA, 4.00%, 09/18/27	EUR	100	120,191
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(k)	USD	250	263,984

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Nexstar Broadcasting, Inc., 5.63%, 07/15/27(b)(h)	USD	300	$314,436
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		11	11,110
4.63%, 03/15/30		9	8,663
Sable International Finance Ltd., 5.75%, 09/07/27(h)		226	237,017
SES SA, (5 year EUR Swap + 5.40%), 5.63%(a)(k)	EUR	400	516,410
Sirius XM Radio, Inc.(b)(h)
4.63%, 07/15/24	USD	406	418,221
5.00%, 08/01/27		54	56,649
5.50%, 07/01/29		48	51,900
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	100	123,368
TEGNA, Inc.
4.63%, 03/15/28	USD	150	152,625
5.00%, 09/15/29(h)		19	19,717
UPCB Finance VII Ltd., 3.63%, 06/15/29	EUR	100	118,443
ViacomCBS, Inc., 4.95%, 05/19/50	USD	80	93,772
VTR Comunicaciones SpA, 4.38%, 04/15/29(b)		200	200,800

			4,057,617

Metals & Mining — 1.8%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24		200	215,688
Commercial Metals Co.(h)
4.88%, 05/15/23		72	75,240
5.38%, 07/15/27		541	568,050
FMG Resources August 2006 Pty Ltd.(b)
5.13%, 05/15/24		13	14,090
4.50%, 09/15/27		10	10,684
Freeport-McMoRan, Inc.
5.00%, 09/01/27		10	10,626
5.25%, 09/01/29		10	10,935
HTA Group Ltd., 7.00%, 12/18/25(b)(h)		200	211,750
Nexa Resources SA, 5.38%, 05/04/27(b)(h)		400	434,100
Periama Holdings LLC, 5.95%, 04/19/26		200	211,000
Steel Dynamics, Inc., 3.25%, 10/15/50		80	74,653
thyssenkrupp AG, 1.88%, 03/06/23	EUR	43	50,446
Vale Overseas Ltd., 3.75%, 07/08/30	USD	135	140,387
Vedanta Resources Finance II PLC
13.88%, 01/21/24		200	215,812
8.95%, 03/11/25(b)		300	286,650

			2,530,111

Oil & Gas Exploration & Production — 0.0%
Bruin E&P Partners LLC, 8.88%, 08/01/23(c)(f)(j)		318	2,019

Oil, Gas & Consumable Fuels — 6.3%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(h)(l)		245	180,024
BP Capital Markets America, Inc., 2.94%, 06/04/51		80	71,351
BP Capital Markets PLC, (5 year EUR Swap + 4.12%), 3.63%(a)(k)	EUR	150	190,650
Buckeye Partners LP
4.13%, 03/01/25(b)(h)	USD	87	88,765
3.95%, 12/01/26		10	9,885
Centennial Resource Production LLC(b)(h)
5.38%, 01/15/26		834	733,920
6.88%, 04/01/27		51	45,390
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27(h)		475	543,219
Cheniere Energy Partners LP(h)
5.63%, 10/01/26		19	19,868

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP(h) (continued)
4.50%, 10/01/29	USD	165	$171,108
Chesapeake Energy Corp.(b)
5.50%, 02/01/26		51	53,086
5.88%, 02/01/29		19	20,140
Citgo Holding, Inc., 9.25%, 08/01/24(b)(h)		38	37,715
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)(h)		42	42,849
DCP Midstream Operating LP
5.38%, 07/15/25(h)		14	15,171
5.13%, 05/15/29		10	10,635
eG Global Finance PLC
3.63%, 02/07/24	EUR	100	113,531
4.38%, 02/07/25		100	114,505
Endeavor Energy Resources LP/EER Finance, Inc.(b)
5.50%, 01/30/26	USD	9	9,340
5.75%, 01/30/28		17	17,957
Energean Israel Finance Ltd., 4.88%, 03/30/26(b)		135	136,080
Energy Transfer Operating LP, 5.00%, 05/15/50		80	82,740
Enterprise Products Operating LLC, 3.20%, 02/15/52		85	77,536
Geopark Ltd., 6.50%, 09/21/24(b)(h)		316	327,554
Hess Corp., 5.60%, 02/15/41		80	92,288
Hilong Holding Ltd., 8.25%, 09/26/22(f)(j)		200	151,937
Kinder Morgan, Inc., 3.60%, 02/15/51		235	218,962
Leviathan Bond Ltd., 5.75%, 06/30/23(b)(h)		192	201,451
Matador Resources Co., 5.88%, 09/15/26(h)		18	17,527
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)(h)		200	200,750
NGPL PipeCo LLC, 7.77%, 12/15/37(b)(h)		346	458,928
Oil and Gas Holding Co., 7.63%, 11/07/24		200	222,562
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(b)(h)		169	172,541
PDC Energy, Inc., 5.75%, 05/15/26		10	10,373
Petrobras Global Finance BV(h)
5.30%, 01/27/25		700	768,250
6.00%, 01/27/28		253	277,351
5.60%, 01/03/31		338	356,252
Petroleos Mexicanos(h)
6.35%, 02/12/48		220	181,225
6.95%, 01/28/60		676	577,135
Puma International Financing SA, 5.13%, 10/06/24(b)		400	399,875
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)(h)		353	381,240
Santos Finance Ltd., 5.25%, 03/13/29(h)		200	218,926
SM Energy Co., 10.00%, 01/15/25(b)(h)		168	189,000
Stoneway Capital Corp.(f)(j)
10.00%, 03/01/27(b)		709	278,959
10.00%, 03/01/27		252	99,030
Sunoco LP/Sunoco Finance Corp.
5.50%, 02/15/26		14	14,382
6.00%, 04/15/27(h)		21	21,971
4.50%, 05/15/29(b)		32	31,880
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26		17	17,797
5.38%, 02/01/27		9	9,334
6.50%, 07/15/27		13	14,127
5.00%, 01/15/28		13	13,536
6.88%, 01/15/29		13	14,322
5.50%, 03/01/30		17	17,850

6

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Transocean Guardian Ltd., 5.88%, 01/15/24(b)(h)	USD	70	$61,534
WPX Energy, Inc., 5.88%, 06/15/28		10	11,023

			8,815,337

Personal Products — 0.0%
Coty, Inc., 6.50%, 04/15/26(b)		40	40,311

Pharmaceuticals — 0.7%
Bausch Health Cos., Inc.(b)
5.50%, 11/01/25(h)		30	30,822
5.75%, 08/15/27		9	9,686
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28	EUR	100	122,547
Cigna Corp., 3.40%, 03/15/51	USD	80	78,654
CVS Health Corp., 5.05%, 03/25/48		85	104,349
Elanco Animal Health, Inc.
5.27%, 08/28/23		13	13,991
5.90%, 08/28/28		13	14,739
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28(b)		39	40,619
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24	EUR	200	235,713
Rossini Sarl, 6.75%, 10/30/25		200	248,026
Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24		100	111,333

			1,010,479

Producer Durables: Miscellaneous — 0.2%
Oracle Corp.
3.60%, 04/01/50	USD	285	276,046
3.95%, 03/25/51		23	23,710

			299,756

Real Estate Management & Development — 7.7%
Adler Group SA, 3.25%, 08/05/25	EUR	100	122,280
Agile Group Holdings Ltd., 5.75%, 01/02/25(h)	USD	200	204,438
Arabian Centres Sukuk Ltd., 5.63%, 10/07/26(b)		270	270,000
CFLD Cayman Investment Ltd., 8.60%, 04/08/24(f)(h)(j)		200	73,938
China Aoyuan Group Ltd.
7.95%, 02/19/23(h)		200	206,500
6.35%, 02/08/24		200	200,438
China Evergrande Group
12.00%, 01/22/24		200	185,313
10.50%, 04/11/24		200	178,063
China SCE Group Holdings Ltd., 7.25%, 04/19/23(h)		200	205,812
CIFI Holdings Group Co. Ltd.
6.55%, 03/28/24		200	212,250
5.95%, 10/20/25(h)		200	212,562
Country Garden Holdings Co. Ltd., 6.15%, 09/17/25		200	221,687
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24	EUR	100	113,166
Easy Tactic Ltd.(h)
8.63%, 02/27/24	USD	200	185,500
8.13%, 07/11/24		200	181,125
Fantasia Holdings Group Co. Ltd., 11.75%, 04/17/22(h)		400	407,680
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)(h)		467	488,073
Global Prime Capital Pte Ltd., 5.95%, 01/23/25		200	207,000
Greenland Global Investment Ltd., (3 mo. LIBOR US + 4.85%), 5.05%, 09/26/21(a)(h)		200	193,750
Howard Hughes Corp., 5.38%, 08/01/28(b)(h)		451	474,114
JGC Ventures Pte Ltd., 10.75%, 08/30/21(f)(j)		200	80,313
Kaisa Group Holdings Ltd.
11.95%, 10/22/22(h)		200	209,812
11.50%, 01/30/23		200	206,687

Security		Par (000)	Value

Real Estate Management & Development (continued)
Kaisa Group Holdings Ltd. (continued)
9.38%, 06/30/24	USD	200	$192,250
KWG Group Holdings Ltd., 7.40%, 03/05/24		200	209,687
Logan Group Co. Ltd., 6.50%, 07/16/23		200	205,000
MAF Sukuk Ltd., 4.64%, 05/14/29		267	295,786
New Metro Global Ltd., 4.80%, 12/15/24		200	201,500
Powerlong Real Estate Holdings Ltd., 7.13%, 11/08/22		200	208,437
Redsun Properties Group Ltd., 10.50%, 10/03/22		200	210,000
RKPF Overseas Ltd.
Series 2019-A, 6.70%, 09/30/24		200	212,625
Series 2019-A, 6.00%, 09/04/25		200	207,437
Ronshine China Holdings Ltd.
5.50%, 02/01/22		200	197,499
8.95%, 01/22/23		200	200,563
Scenery Journey Ltd., 11.50%, 10/24/22(h)		400	365,750
Seazen Group Ltd., 6.00%, 08/12/24		200	211,000
Shimao Group Holdings Ltd.
5.60%, 07/15/26(h)		200	216,125
3.45%, 01/11/31		200	190,188
Shui On Development Holding Ltd., 6.15%, 08/24/24		200	208,187
Sunac China Holdings Ltd.
6.50%, 07/09/23		200	204,687
7.00%, 07/09/25		200	204,937
Theta Capital Pte Ltd., 8.13%, 01/22/25		200	204,313
Times China Holdings Ltd.
6.75%, 07/16/23		200	207,750
6.20%, 03/22/26		200	202,688
Wanda Group Overseas Ltd., 7.50%, 07/24/22		200	178,688
Yango Justice International Ltd., 8.25%, 11/25/23		200	197,188
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24		200	209,937
Yuzhou Group Holdings Co. Ltd.
8.30%, 05/27/25		200	173,500
7.38%, 01/13/26		200	170,000
Zhenro Properties Group Ltd., 8.35%, 03/10/24		200	205,750

			10,731,973

Road & Rail — 0.1%
Autostrade per l’Italia SpA, 5.88%, 06/09/24	EUR	100	134,980

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc., 3.75%, 02/15/51(b)	USD	85	81,278
Intel Corp., 3.25%, 11/15/49		80	80,457

			161,735

Software — 0.1%
Boxer Parent Co., Inc., 6.50%, 10/02/25	EUR	100	124,799
Playtika Holding Corp., 4.25%, 03/15/29(b)	USD	29	28,571

			153,370

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc., 2.65%, 02/08/51		80	73,103
Dell International LLC/EMC Corp., 8.35%, 07/15/46(b)		85	129,318
HP, Inc., 6.00%, 09/15/41		80	100,782

			303,203

Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc.(b)(h)
4.63%, 05/15/24		16	16,975
4.88%, 05/15/26		16	17,160
Under Armour, Inc., 3.25%, 06/15/26		10	10,006
William Carter Co., 5.63%, 03/15/27(b)		9	9,506

			53,647

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Thrifts & Mortgage Finance(b) — 0.1%
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27	USD	11	$11,413
Quicken Loans LLC, 5.25%, 01/15/28(h)		36	37,800
Quicken Loans LLC/Quicken Loans Co.Issuer, Inc., 3.88%, 03/01/31		56	53,900
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.63%, 03/01/29		69	66,412

			169,525

Tobacco — 0.1%
Altria Group, Inc., 3.40%, 02/04/41		85	78,866
BAT Capital Corp., 3.98%, 09/25/50		85	79,659

			158,525

Transportation Infrastructure — 0.5%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)(h)		400	414,625
FedEx Corp., 4.05%, 02/15/48		80	87,184
Simpar Europe SA, 5.20%, 01/26/31(b)(h)		200	195,875

			697,684

Utilities — 1.9%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(b)(h)		200	206,930
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(b)(h)		256	255,450
Genneia SA, 8.75%, 01/20/22(b)		265	235,684
Huachen Energy Co. Ltd., 6.63%, 05/18/21(f)(j)		200	74,000
Inkia Energy Ltd., 5.88%, 11/09/27(b)(h)		400	420,000
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29		250	250,547
Orano SA, 2.75%, 03/08/28	EUR	100	121,326
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)(h)	USD	240	261,300
Thames Water Kemble Finance PLC, 4.63%, 05/19/26	GBP	167	232,979
Veolia Environnement SA, (5 year EUR Swap + 2.84%), 2.50%(a)(k)	EUR	200	233,578
Vistra Operations Co. LLC(b)(h)
5.50%, 09/01/26	USD	17	17,616
5.63%, 02/15/27		23	23,906
5.00%, 07/31/27		343	353,297

			2,686,613

Wireless Telecommunication Services — 1.7%
Altice France SA
2.50%, 01/15/25	EUR	200	228,700
2.13%, 02/15/25		100	113,166
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31(h)	USD	164	169,490
Kenbourne Invest SA, 6.88%, 11/26/24(b)		234	248,917
Millicom International Cellular SA
5.13%, 01/15/28		242	254,281
4.50%, 04/27/31(b)(h)		200	208,000
Sprint Corp., 7.88%, 09/15/23(h)		295	337,185
T-Mobile USA, Inc., 3.30%, 02/15/51(b)		85	79,438
VEON Holdings BV, 4.00%, 04/09/25(b)(h)		200	206,300
VICI Properties LP/VICI Note Co., Inc.(b)
3.50%, 02/15/25		13	13,236
4.25%, 12/01/26		22	22,508
3.75%, 02/15/27		13	13,000
4.63%, 12/01/29(h)		200	207,472

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
VICI Properties LP/VICI Note Co., Inc.(b) (continued)
4.13%, 08/15/30	USD	17	$17,148
Vmed O2 UK Financing I PLC, 3.25%, 01/31/31	EUR	100	117,873
Vodafone Group PLC, 4.25%, 09/17/50	USD	80	88,134

			2,324,848

Total Corporate Bonds — 58.0% (Cost: $79,237,491)			81,121,806

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.4%
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.36%, 12/09/25		607	594,225

Air Freight & Logistics — 1.0%
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		1,072	1,039,244
XPO Logistics, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 02/24/25		335	332,504

			1,371,748

Airlines — 0.4%
Allegiant Travel Co., 2020 Term Loan, (3 mo. LIBOR + 3.00%), 3.20%, 02/05/24		605	598,744

Building Products — 0.1%
Advanced Drainage Systems, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 2.38%, 07/31/26		19	18,911
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.11%, 12/14/24		28	28,307
MI Windows And Doors LLC, 2020 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		49	49,030

			96,248

Commercial Services & Supplies — 3.2%
Galaxy Universal LLC, Term Loan, 12/29/26(m)		875	866,250
HSE24 Trading GmbH, EUR Term Loan, (3 mo. LIBOR + 6.50%), 6.50%, 12/31/25(c)	EUR	2,679	3,122,730
Interface Security Systems LLC, Term Loan, (PIK + 3.00%), 3.00%, 08/07/23(c)(i)	USD	427	428,962
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.38%, 09/19/26		32	30,812

			4,448,754

Construction & Engineering — 0.4%
Pisces Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 04/12/25		620	618,691

Diversified Financial Services — 5.2%
Applecaramel Buyer LLC, Term Loan B, (6 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27		202	201,986
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 3.93%, 02/17/23(c)		60	58,680
LBM Acquisition LLC Delayed Draw Term Loan, 12/18/27(m)		9	8,613
Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		39	38,757

8

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Luxembourg Life Fund, Long Term Loan G, (Fixed + 9.00%), 9.00%, 08/03/27(c)	USD	2,594	$2,668,462
Opendoor GP II LLC, Term Loan, 3.33%, 01/23/26(c)		2,000	2,000,000
RNTR Seer Financing, Term Loan, (1 mo. LIBOR + 2.37%), 2.48%, 12/20/21(c)		1,852	1,846,967
Spectacle Gary Holdings LLC
Delayed Draw Term Loan, (3 mo. LIBOR + 9.00%, 2.00% Floor), 11.00%, 12/23/25		27	29,828
Term Loan B, (3 mo. LIBOR + 9.00%, 2.00% Floor), 11.00%, 12/23/25		378	411,622

			7,264,915

Diversified Telecommunication Services — 0.4%
Intelsat Jackson Holdings SA
2017 Term Loan B4, (PRIME + 5.50%), 8.75%, 01/02/24		306	311,803
2020 DIP Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 07/13/22		289	291,610

			603,413

Electric Utilities — 0.1%
Pacific Gas & Electric Co., 2020 Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 3.50%, 06/23/25		157	156,472

Food Products — 3.0%
Arnott’s Biscuits Ltd., AUD 2nd Lien Term Loan, (3 mo. LIBOR + 8.50%, 1.00% Floor), 9.50%, 12/17/27(c)	AUD	5,500	4,152,460

Health Care Providers & Services — 0.1%
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.36%, 03/06/25	USD	102	100,877

Hotels, Restaurants & Leisure — 1.1%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 02/02/26(c)		171	166,217
Caesars Resort Collection LLC, 2020 Term Loan B1, (1 mo. LIBOR + 4.50%), 4.61%, 07/20/25		161	161,391
Circa Resort & Casino, Term Loan B, (3 mo. LIBOR + 8.00%, 1.50% Floor), 9.50%, 08/09/25		800	808,184
ECL Entertainment, LLC, Term Loan, 03/31/28(c)(m)		110	110,000
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 10/04/23		219	214,771
Herschend Entertainment Co. LLC, Term Loan B, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 08/25/25(c)		151	153,509

			1,614,072

Media — 1.1%
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/12/26		355	353,754
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.61%, 04/15/27		176	173,889
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 08/24/26		609	415,458
Lamar Media Corp., 2020 Term Loan B, (1 mo. LIBOR + 1.50%), 1.60%, 02/06/27		24	23,793

Security		Par (000)	Value

Media (continued)
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 2.50%), 2.61%, 05/29/26	USD	295	$292,776
Playtika Holding Corp., 2021 Term Loan, 03/11/28(m)		230	228,562

			1,488,232

Oil, Gas & Consumable Fuels — 0.7%
Buckeye Partners LP, 2021 Term Loan B, (3 mo. LIBOR + 2.25%), 2.36%, 11/01/26		554	550,537
Citgo Holding, Inc., 2019 Term Loan B, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/01/23		394	378,043

			928,580

Pharmaceuticals — 0.8%
Bausch Health Cos., Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 11/27/25		784	779,174
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.08%, 11/15/27		351	346,691

			1,125,865

Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 2.20%, 12/30/26		170	169,589

Trading Companies & Distributors — 0.1%
Foundation Building Materials Holding Company LLC
2021 Delayed Draw Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28		11	11,074
2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28		20	19,150
The Enterprise Development Authority, Term Loan B, 02/18/28(c)(m)		179	179,447

			209,671

Total Floating Rate Loan Interests — 18.2% (Cost: $25,269,744)			25,542,556

Foreign Agency Obligations

Bahrain — 0.6%
Bahrain Government International Bond, 6.75%, 09/20/29		200	217,375
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(h)		481	556,006

			773,381

Colombia — 0.3%
Colombia Government International Bond, 4.13%, 05/15/51(h)		400	380,500

Dominican Republic — 0.6%
Dominican Republic International Bond
5.95%, 01/25/27(h)		241	270,222
4.50%, 01/30/30(b)		294	295,378
4.88%, 09/23/32(b)(h)		155	156,550
6.40%, 06/05/49		150	157,078

			879,228

Egypt — 1.2%
Egypt Government International Bond
5.58%, 02/21/23(b)		520	541,287
5.58%, 02/21/23		351	365,369
5.75%, 05/29/24(b)		230	240,997

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Egypt (continued)
Egypt Government International Bond (continued)
7.50%, 01/31/27(b)	USD	257	$278,604
8.50%, 01/31/47		284	281,693

			1,707,950

Ghana — 0.2%
Ghana Government International Bond, 8.63%, 04/07/34		270	265,167

Indonesia — 0.8%
Indonesia Government International Bond
3.50%, 01/11/28		565	605,786
4.10%, 04/24/28		200	221,187
4.75%, 02/11/29		200	229,522

			1,056,495

Mexico — 0.3%
Mexico Government International Bond
3.75%, 01/11/28(h)		200	214,125
4.35%, 01/15/47		200	197,875

			412,000

Morocco — 0.3%
Morocco Government International Bond
3.00%, 12/15/32		296	277,130
4.00%, 12/15/50(h)		200	177,000

			454,130

Oman — 0.2%
Oman Government International Bond, 6.50%, 03/08/47		306	288,405

Panama — 0.2%
Panama Government International Bond, 4.50%, 04/16/50		200	219,938

Paraguay — 0.2%
Paraguay Government International Bond, 5.40%, 03/30/50(b)(h)		300	335,625

Peru — 0.1%
Peruvian Government International Bond, 3.30%, 03/11/41		170	166,175

Romania — 0.2%
Romanian Government International Bond, 3.00%, 02/14/31(b)(h)		250	250,234

Saudi Arabia — 0.3%
Saudi Government International Bond
4.50%, 04/17/30(h)		206	237,157
3.75%, 01/21/55		200	196,125

			433,282

Sri Lanka — 0.3%
Sri Lanka Government International Bond
5.75%, 04/18/23		200	136,062
6.85%, 03/14/24		200	127,438
7.55%, 03/28/30		200	122,000

			385,500

Ukraine — 0.6%
Ukraine Government International Bond
7.75%, 09/01/23		150	161,728

Security		Par (000)	Value

Ukraine (continued)
Ukraine Government International Bond (continued)
8.99%, 02/01/24(h)	USD	200	$221,800
7.75%, 09/01/25		110	119,240
7.25%, 03/15/33(b)(h)		400	397,750

			900,518

Total Foreign Agency Obligations — 6.4% (Cost: $8,900,627)			8,908,528

		Shares

Investment Companies

Fixed Income Funds — 2.0%
iShares iBoxx $ High Yield Corporate Bond ETF(n)		32,255	2,811,991

Total Investment Companies — 2.0% (Cost: $2,612,620)			2,811,991

		Par (000)

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(b) — 3.7%
Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 06/25/69(a)	USD	986	988,130
CSMC Trust(c)
Series 2019-JR1, Class B3, 14.63%, 09/27/66(a)		2,302	1,505,497
Series 2019-JR1, Class PT2, 0.00%, 03/25/59		819	343,912
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF3, Class 1A2, 6.00%, 10/25/36		1,901	1,188,675
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, (1 mo. LIBOR), 6.72%, 02/25/38(a)		3,819	1,171,181

			5,197,395

Commercial Mortgage-Backed Securities — 10.0%
Barclays Commercial Mortgage Trust
Series 2019-C3, Class C, 4.18%, 05/15/52		482	498,805
Series 2019-C3, Class D, 3.00%, 05/15/52(b)		770	645,318
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 02/15/53(b)		57	48,060
BX Commercial Mortgage Trust(a)(b)
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.76%, 10/15/36		1,599	1,597,868
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.11%, 12/15/36		399	398,711
BX Trust, Series 2021-MFM1, Class G, (1 mo. LIBOR US + 3.90%), 4.01%, 01/15/34(a)(b)		100	99,940
Citigroup Commercial Mortgage Trust(a)(b)
Series 2019-PRM, Class E, 4.73%, 05/10/36		500	514,393
Series 2019-PRM, Class F, 4.73%, 05/10/36		750	754,882
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 3.60%, 11/15/37(a)(b)		127	127,600
COMM GAM, Series 2013-GAM, Class E, 3.43%, 02/10/28(a)(b)		500	455,434

10

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class C, 4.89%, 11/15/51(a)	USD	750	$824,391
Series 2019-C17, Class D, 2.50%, 09/15/52(b)		449	377,314
CSMC Trust, Series 2020-NET, Class E, 3.70%, 08/15/37(a)(b)		750	742,928
CSMC-FACT, Series 2020-FACT, Class F, (1 mo. LIBOR US + 6.16%), 6.26%, 10/15/37(a)(b)		300	305,113
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(b)		275	277,013
Del Amo Fashion Center Trust, Series 2017-AMO, Class D, 3.64%, 06/05/35(a)(b)		500	372,217
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 2.94%, 12/10/41(a)(b)		700	651,026
JP Morgan Chase Commercial Mortgage Securities Trust(a)(b)
Series 2019-BKWD, Class E, (1 mo. LIBOR US + 2.60%), 2.71%, 09/15/29.		165	163,813
Series 2020-MKST, Class E, (1 mo. LIBOR US + 2.25%), 2.36%, 12/15/36.		125	120,253
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class D, 3.00%, 06/13/52(b)		750	690,897
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		625	535,171
Morgan Stanley Capital I Trust(b)
Series 2014-150E, Class F, 4.30%, 09/09/32(a)		700	667,009
Series 2017-H1, Class D, 2.55%, 06/15/50		753	611,530
Series 2018-MP, Class E, 4.28%, 07/11/40(a)		450	393,461
Series 2019-H7, Class D, 3.00%, 07/15/52		750	649,682
Series 2019-NUGS, Class E, (1 mo. LIBOR US + 2.24%), 3.74%, 12/15/36(a)		400	400,981
UBS-Barclays Commercial Mortgage Trust, Series 2012- C3, Class D, 5.03%, 08/10/49(a)(b)		270	276,134
US 2018-USDC, Series 2018-USDC, Class E, 4.49%, 05/13/38(a)(b)		350	298,500
Wells Fargo Commercial Mortgage Trust(a)
Series 2015-C28, Class D, 4.09%, 05/15/48		325	310,981
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 2.85%, 02/15/37(b)		150	137,243

			13,946,668

Total Non-Agency Mortgage-Backed Securities — 13.7% (Cost: $20,516,008)			19,144,063

Preferred Securities

Capital Trusts — 7.9%

Automobiles — 0.2%
Volkswagen International Finance NV, 3.88%(a)(k)	EUR	200	255,942

Banks — 4.1%
ABN AMRO Bank NV, 4.75%(a)(k)		400	507,662
AIB Group PLC, 6.25%(a)(k)		400	525,974
Banco Bilbao Vizcaya Argentaria SA, Series 9, 6.50%(a)(k)	USD	200	216,320
Banco Mercantil del Norte SA, 6.75%(a)(b)(h)(k)		300	310,965
Bank of East Asia Ltd., 5.88%(a)(k)		250	266,797
Bankia SA, 6.38%(a)(k)	EUR	200	254,621
BAWAG Group AG, 5.00%(a)(k)		200	245,094
BBVA Bancomer SA, 5.13%, 01/18/33(a)(h)	USD	250	256,953
Burgan Bank SAK, 5.75%(a)(k)		200	197,938

Security		Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA(a)(k)
4.63%	EUR	200	$256,386
4.38%		400	516,565
Erste Group Bank AG, 5.13%(a)(k)		400	512,470
ING Groep NV, 6.75%(a)(h)(k)	USD	400	436,000
Intesa Sanpaolo SpA, 7.75%(a)(k)	EUR	200	287,030
KBC Group NV, 4.25%(a)(k)		400	494,302
Rizal Commercial Banking Corp., 6.50%(a)(k)	USD	200	207,375
Stichting AK Rabobank Certificaten, 2.19%(k)	EUR	25	38,041
TMB Bank PCL, 4.90%(a)(k)	USD	200	200,625

			5,731,118

Diversified Financial Services(a)(k) — 2.4%
Banco Santander SA, 6.75%	EUR	200	247,018
BNP Paribas SA(h)
6.63%	USD	200	218,284
7.38%		200	232,000
Credit Agricole SA, 6.88%(h)		300	333,000
Credit Suisse Group AG(b)(h)
6.38%		350	372,750
6.25%		200	212,744
HSBC Holdings PLC, 6.38%		400	435,080
Societe Generale SA, 7.38%(h)		300	324,375
UBS Group AG, 7.00%(h)		450	513,000
UniCredit SpA, 6.63%	EUR	400	504,261

			3,392,512

Diversified Telecommunication Services(a)(k) — 0.4%
Telefonica Europe BV
4.38%		200	254,848
3.88%		200	252,717

			507,565

Insurance — 0.1%
Allianz SE, 3.50%(a)(b)(h)(k)	USD	200	203,000

Oil, Gas & Consumable Fuels — 0.1%
BP Capital Markets PLC, 3.25%(a)(k)	EUR	100	125,625

Real Estate Management & Development — 0.1%
ATF Netherlands BV, 3.75%(a)(k)		100	122,254

Utilities(a)(k) — 0.4%
Electricite de France SA
5.38%		100	133,149
3.00%		200	246,235
3.38%		200	249,785

			629,169

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC, 4.20%, 10/03/78(a)		100	132,011

Total Capital Trusts — 7.9%			11,099,196

Total Preferred Securities — 7.9% (Cost: $10,405,776)			11,099,196

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities(a)(b) — 1.1%
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/27	USD	500	$512,375
Series 2019-K99, Class C, 3.65%, 10/25/52		1,000	1,028,047

			1,540,422

Total U.S. Government Sponsored Agency Securities — 1.1% (Cost: $1,477,074)			1,540,422

		Shares

Warrants

Oil, Gas & Consumable Fuels(f) — 0.1%
Chesapeake Energy Corp. (Expires 02/09/26)		6,217	119,183
SM Energy Co. (Expires 06/30/23)		428	7,002

			126,185

Total Warrants — 0.1% (Cost: $1,840)			126,185

Total Long-Term Investments — 135.5% (Cost: $187,130,165)			189,621,227

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(n)(o)		663,544	663,544

Total Short-Term Securities — 0.5% (Cost: $663,544)			663,544

Options Purchased — 0.1% (Cost: $385,355)			192,791

Total Investments Before Options Written — 136.1% (Cost: $188,179,064)			190,477,562

Options Written — (0.0)% (Premiums Received: $(164,726))			(82,546)

Total Investments, Net of Options Written — 136.1% (Cost: $188,014,338)			190,395,016
Liabilities in Excess of Other Assets — (36.1)%			(50,491,588)

Net Assets — 100.0%			$139,903,428

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	When-issued security.
(e)	Amount is less than 500.
(f)	Non-income producing security.
(g)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $5,685, representing less than 0.05% of its net assets as of period end, and an original cost of $1,288.

(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Perpetual security with no stated maturity date.
(l)	Zero-coupon bond.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Affiliate of the Trust.
(o)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

12

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$2,613,036	$—	$(1,949,492	)(a)	$—	$—	$663,544	663,544	$201	$—
iShares iBoxx $High Yield Corporate Bond ETF	2,815,862	—	—		—	(3,871)	2,811,991	32,255	20,162	—

					$—	$(3,871)	$3,475,535		$20,363	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

BNP Paribas S.A.	0.55	%(b)	07/15/20	Open		$244,145	$246,161	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		18,254	18,359	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		14,893	14,979	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		14,788	14,873	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		14,420	14,503	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		12,513	12,585	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		17,240	17,340	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		14,630	14,715	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		17,680	17,782	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		12,225	12,296	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		18,743	18,851	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		10,288	10,347	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		18,120	18,225	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		18,551	18,659	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		17,280	17,380	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		16,088	16,181	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		12,390	12,462	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		19,805	19,920	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		21,144	21,266	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		14,613	14,697	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		10,388	10,448	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	08/20/20	Open		167,202	168,087	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.32	(b)	08/24/20	Open		201,250	202,531	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.49	(b)	09/10/20	Open		218,250	218,850	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.49	(b)	09/10/20	Open		226,000	226,621	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/10/20	Open		161,000	161,614	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	09/10/20	Open		386,500	388,343	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	09/10/20	Open		140,940	141,612	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	09/10/20	Open		329,062	330,632	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.85	(b)	09/10/20	Open		491,822	494,168	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.85	(b)	09/10/20	Open		250,254	251,447	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.55	(b)	09/14/20	Open		213,467	214,113	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.75	(b)	09/14/20	Open		267,810	268,915	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open		449,257	451,164	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open		645,701	648,442	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open		378,687	380,295	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open		586,575	589,065	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open		537,561	539,843	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open		273,135	274,294	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open		534,465	536,734	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		389,361	391,117	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		608,944	611,690	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		301,070	302,428	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		219,200	220,189	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		459,174	461,244	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

RBC Capital Markets LLC	0.85	%(b)	09/21/20	Open		$187,590	$188,436	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		178,920	179,727	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		330,645	332,136	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		302,256	303,619	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		267,600	268,807	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		234,574	235,632	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		315,400	316,822	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		418,380	420,267	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		242,122	243,214	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		361,860	363,492	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		156,250	156,955	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		252,000	253,136	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		379,687	381,400	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		537,560	539,818	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		282,187	283,373	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		240,375	241,385	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		397,440	399,109	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		821,457	824,908	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		277,300	278,465	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		528,626	530,846	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		472,820	474,806	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	09/24/20	Open		486,181	487,840	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/24/20	Open		387,712	389,036	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/24/20	Open		380,531	381,890	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	09/25/20	Open		371,378	372,714	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	09/25/20	Open		540,000	542,081	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/25/20	Open		238,875	239,857	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/25/20	Open		681,562	684,364	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/25/20	Open		507,150	509,235	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/25/20	Open		240,375	241,363	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.85	(b)	09/25/20	Open		377,000	378,647	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	09/25/20	Open		359,500	361,070	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.48	(b)	09/25/20	Open		628,789	630,340	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		190,000	190,635	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		68,580	68,809	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		557,992	559,856	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		65,275	65,493	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/25/20	Open		529,982	531,834	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/25/20	Open		520,922	522,743	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/25/20	Open		128,668	129,163	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/25/20	Open		38,588	38,736	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/25/20	Open		213,995	214,930	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/28/20	Open		185,500	185,974	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/28/20	Open		206,920	207,449	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/28/20	Open		219,375	219,936	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.65	(b)	09/28/20	Open		244,595	245,408	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.65	(b)	09/28/20	Open		297,440	298,428	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	09/28/20	Open		220,816	221,550	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.65	(b)	09/28/20	Open		219,357	220,086	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	09/28/20	Open		310,169	311,358	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/28/20	Open		413,437	415,128	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/28/20	Open		147,190	147,792	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/28/20	Open		178,500	179,230	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/28/20	Open		319,500	320,806	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/28/20	Open		105,820	106,063	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/28/20	Open		216,630	217,128	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/28/20	Open		480,937	482,044	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/28/20	Open		209,500	209,982	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	09/28/20	Open		35,846	35,965	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		91,328	91,631	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		20,758	20,826	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		19,399	19,463	Corporate Bonds	Open/Demand

14

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

BNP Paribas S.A.	0.65	%(b)	09/28/20	Open		$26,118	$26,204	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		250,040	250,871	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		93,585	93,896	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		701,250	703,580	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		190,350	190,982	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		19,740	19,806	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		240,300	241,098	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		202,920	203,594	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		21,275	21,346	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		28,275	28,369	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		23,040	23,117	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		32,944	33,053	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		27,586	27,678	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		26,780	26,869	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		28,770	28,866	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		33,721	33,833	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		41,635	41,773	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		51,165	51,335	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		34,213	34,326	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		18,150	18,210	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		21,361	21,432	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		26,130	26,217	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/28/20	Open		198,742	199,433	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/28/20	Open		173,500	174,121	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/28/20	Open		141,250	141,755	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/28/20	Open		167,000	167,597	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/28/20	Open		130,853	131,321	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/28/20	Open		148,086	148,616	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/28/20	Open		139,500	139,999	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	09/28/20	Open		19,125	19,203	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/30/20	Open		127,706	128,126	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	10/05/20	Open		16,459	16,512	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	10/30/20	Open		227,672	228,099	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	10/30/20	Open		173,750	174,184	Floating Rate Loan Interests	Open/Demand
BNP Paribas S.A.	0.65	(b)	10/30/20	Open		132,720	133,079	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	10/30/20	Open		182,750	183,245	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	10/30/20	Open		216,562	217,149	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	10/30/20	Open		136,530	136,928	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	10/30/20	Open		283,620	284,447	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	10/30/20	Open		176,188	176,518	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	10/30/20	Open		180,837	181,177	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	10/30/20	Open		1,504,841	1,507,663	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	10/30/20	Open		137,124	137,381	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	10/30/20	Open		200,864	201,240	Capital Trusts	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	10/30/20	Open		184,500	184,846	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	11/02/20	Open		216,395	216,977	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	11/02/20	Open		188,586	189,093	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	11/02/20	Open		173,000	173,465	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	11/02/20	Open		186,750	187,252	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	11/04/20	Open		157,250	157,732	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	11/30/20	Open		185,000	185,466	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	01/07/21	Open		363,500	363,793	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.45	(b)	01/07/21	Open		248,675	248,933	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	01/07/21	Open		199,000	199,252	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	01/07/21	Open		254,062	254,443	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	01/21/21	Open		184,500	184,677	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/21/21	Open		31,535	31,577	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/21/21	Open		21,875	21,904	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/21/21	Open		22,848	22,878	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/21/21	Open		17,195	17,218	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/21/21	Open		193,860	194,120	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/21/21	Open		44,520	44,580	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

Barclays Capital, Inc.	0.70	%(b)	01/21/21	Open		$36,698	$36,747	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/21/21	Open		32,715	32,759	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/21/21	Open		178,480	178,719	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/21/21	Open		33,069	33,113	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/21/21	Open		23,823	23,854	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/21/21	Open		43,931	43,990	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/21/21	Open		27,784	27,821	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/21/21	Open		167,902	168,128	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/21/21	Open		76,669	76,772	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/21/21	Open		23,530	23,562	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	01/21/21	Open		306,000	306,440	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.75	(b)	01/21/21	Open		173,750	174,000	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	01/21/21	Open		31,303	31,347	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	01/21/21	Open		158,738	158,966	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	01/21/21	Open		187,520	187,700	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.40	(b)	01/22/21	Open		170,750	170,875	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open		16,490	16,511	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open		14,665	14,684	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open		16,605	16,626	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open		15,534	15,554	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open		15,598	15,618	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open		13,580	13,597	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open		15,940	15,960	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open		224,490	224,778	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open		11,633	11,633	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open		13,230	13,247	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	02/08/21	Open		190,269	190,376	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.40	(b)	02/08/21	Open		531,806	532,108	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.45	(b)	02/08/21	Open		189,250	189,371	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	02/08/21	Open		307,500	307,718	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open		565,657	566,218	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open		68,320	68,388	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open		39,184	39,223	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open		380,000	380,377	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open		238,500	238,737	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open		146,250	146,395	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.75	(b)	02/08/21	Open		351,000	351,373	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	02/08/21	Open		682,500	683,225	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	02/08/21	Open		228,965	229,208	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	02/08/21	Open		324,888	325,234	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	02/08/21	Open		183,750	183,945	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	02/08/21	Open		222,812	223,049	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	02/08/21	Open		477,100	477,607	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.75	(b)	02/08/21	Open		268,125	268,410	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/12/21	Open		4,738	4,742	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	02/12/21	Open		255,825	256,115	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	02/16/21	Open		181,000	181,111	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	02/16/21	Open		174,500	174,607	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	02/16/21	Open		181,750	181,861	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/16/21	Open		179,250	179,403	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	02/16/21	Open		355,500	355,869	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	02/16/21	Open		285,565	285,767	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	02/16/21	Open		330,767	331,070	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	02/16/21	Open		499,956	500,231	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	02/19/21	Open		162,688	162,765	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	03/03/21	Open		92,650	92,684	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open		27,625	27,638	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open		338,500	338,658	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/05/21	Open		181,231	181,322	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/05/21	Open		313,000	313,156	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.35	(b)	03/05/21	Open		436,825	436,927	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/11/21	Open		184,500	184,541	Capital Trusts	Open/Demand

16

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

Barclays Capital, Inc.	0.45	%(b)	03/11/21	Open		$144,538	$144,574	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.45	(b)	03/11/21	Open		177,750	177,794	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	03/11/21	Open		191,500	191,548	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/11/21	Open		209,317	209,381	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/11/21	Open		182,500	182,561	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/11/21	Open		103,800	103,835	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/11/21	Open		279,524	279,617	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	03/11/21	Open		174,750	174,813	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	03/11/21	Open		241,682	241,770	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	03/11/21	Open		177,000	177,064	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	03/11/21	Open		232,500	232,584	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	03/11/21	Open		147,000	147,053	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.65	(b)	03/11/21	Open		130,875	130,922	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	03/11/21	Open		169,000	169,061	Corporate Bonds	Open/Demand

						$51,837,993	$51,986,164

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts 10-Year U.S. Treasury Note	3	06/21/21	$393	$(4,832)
U.S. Long Bond	3	06/21/21	464	(12,223)

				(17,055)

Short Contracts 10-Year U.S. Ultra Long Treasury Note	22	06/21/21	3,161	9,008
U.S. Ultra Bond	19	06/21/21	3,443	37,551
2-Year U.S. Treasury Note	7	06/30/21	1,545	121
5-Year U.S. Treasury Note	21	06/30/21	2,591	9,323

				56,003

				$38,948

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,248,516	AUD	5,472,500	Morgan Stanley & Co. International PLC	06/16/21	$90,594
USD	117,791	CAD	147,000	Morgan Stanley & Co. International PLC	06/16/21	806
USD	6,834,776	EUR	5,736,000	BNP Paribas S.A.	06/16/21	98,098
USD	201,143	EUR	170,000	Deutsche Bank AG	06/16/21	1,486
USD	5,716,453	EUR	4,811,234	Deutsche Bank AG	06/16/21	65,872
USD	121,381	EUR	103,000	Morgan Stanley & Co. International PLC	06/16/21	412
USD	3,462,215	EUR	2,891,000	Morgan Stanley & Co. International PLC	06/16/21	66,863
USD	963,351	GBP	697,000	Morgan Stanley & Co. International PLC	06/16/21	2,260

						$326,391

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call 10-Year U.S. Treasury Note	30	04/23/21	USD	135.50	USD	4	$469

Put iShares iBoxx $ High Yield Corporate Bond ETF	480	04/16/21	USD	84.00	USD	4,185	4,080
iShares iBoxx $ Investment Grade Corporate Bond ETF	720	04/16/21	USD	130.00	USD	9,364	73,800
SPDR S&P 500 ETF Trust	62	04/30/21	USD	380.00	USD	2,457	18,848
iShares iBoxx $ High Yield Corporate Bond ETF	1,570	05/21/21	USD	84.00	USD	13,687	67,510
iShares iBoxx $ High Yield Corporate Bond ETF	480	05/21/21	USD	83.00	USD	4,185	15,360
iShares iBoxx $ High Yield Corporate Bond ETF	66	05/21/21	USD	85.00	USD	575	3,828
iShares iBoxx $ High Yield Corporate Bond ETF	116	06/18/21	USD	84.00	USD	1,011	8,816

							192,242

							$192,711

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call
30-Year Interest Rate Swap, 04/08/51	3-Month LIBOR, 0.19%	Quarterly	1.53%	Semi-Annual	Morgan Stanley & Co. International PLC	04/06/21	1.53%	USD	1,610	$—
30-Year Interest Rate Swap, 05/02/51	3-Month LIBOR, 0.19%	Quarterly	1.35%	Semi-Annual	Bank Of America NA	04/30/21	1.35	USD	4,000	80

										$80

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put iShares iBoxx $ High Yield Corporate Bond ETF	480	04/16/21	USD	81.00	USD	4,185	$(2,880)
iShares iBoxx $ Investment Grade Corporate Bond ETF	720	04/16/21	USD	126.00	USD	9,364	(13,320)
10-Year U.S. Treasury Note	30	04/23/21	USD	129.50	USD	4	(6,563)
SPDR S&P 500 ETF Trust	62	04/30/21	USD	370.00	USD	2,457	(11,811)
iShares iBoxx $ High Yield Corporate Bond ETF	480	05/21/21	USD	80.00	USD	4,185	(9,120)
iShares iBoxx $ High Yield Corporate Bond ETF	66	05/21/21	USD	75.00	USD	575	(627)
iShares iBoxx $ High Yield Corporate Bond ETF	1,570	05/21/21	USD	81.00	USD	13,687	(35,325)
iShares iBoxx $ High Yield Corporate Bond ETF	116	06/18/21	USD	78.00	USD	1,011	(2,900)

							$(82,546)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.33.V1	5.00%	Quarterly	12/20/24	CCC-		USD	6,453	$620,394	$(420,336)	$1,040,730
CDX.NA.HY.34.V9	5.00	Quarterly	06/20/25	CCC		USD	5,336	499,503	(11,928)	511,431

								$1,119,897	$(432,264)	$1,552,161

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

18

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR		USD	5,000	$(548,648)	$(7,890)	$(540,758)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR		USD	5,000	(548,649)	(20,222)	(528,427)

									$(1,097,297)	$(28,112)	$(1,069,185)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the fair value hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$35,124,145	$3,357,282	$38,481,427
Common Stocks
Equity Real Estate Investment Trusts (REITs)	23,720	—	—	23,720
Hotels, Restaurants & Leisure	249,233	—	—	249,233
Oil & Gas Exploration & Production	—	185,281	—	185,281
Oil, Gas & Consumable Fuels	381,134	5,685	—	386,819
Corporate Bonds	—	81,022,571	99,235	81,121,806
Floating Rate Loan Interests	—	10,655,122	14,887,434	25,542,556
Foreign Agency Obligations	—	8,908,528	—	8,908,528
Investment Companies	2,811,991	—	—	2,811,991
Non-Agency Mortgage-Backed Securities	—	17,294,654	1,849,409	19,144,063
Preferred Securities
Capital Trusts	—	11,099,196	—	11,099,196
U.S. Government Sponsored Agency Securities	—	1,540,422	—	1,540,422
Warrants
Oil, Gas & Consumable Fuels	119,183	7,002	—	126,185
Short-Term Securities
Money Market Funds	663,544	—	—	663,544

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Options Purchased
Equity Contracts	$192,242	$—	$—	$192,242
Interest Rate Contracts	469	80	—	549
Unfunded Floating Rate Loan Interests	—	—	—	—

	$4,441,516	$165,842,686	$20,193,360	$190,477,562

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$1,552,161	$—	$1,552,161
Foreign Currency Exchange Contracts	—	326,391	—	326,391
Interest Rate Contracts	56,003	—	—	56,003
Liabilities
Credit Contracts	—	(1,069,185)	—	(1,069,185)
Equity Contracts	(75,983)	—	—	(75,983)
Interest Rate Contracts	(23,618)	—	—	(23,618)

	$(43,598)	$809,367	$—	$765,769

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $51,986,164 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total

Assets
Opening balance, as of December 31, 2020	$357,078	$536,285	$14,790,968	$1,844,977	$17,529,308
Transfers into Level 3	—	159	314,186	—	314,345
Transfers out of Level 3	—	—	(31,009)	—	(31,009)
Accrued discounts/premiums	—	(850)	4,046	12,052	15,248
Net realized gain (loss)	—	28,482	9,903	3,826	42,211
Net change in unrealized appreciation (depreciation)(a)	204	115,241	(29,490)	7,977	93,932
Purchases	3,000,000	—	290,180	—	3,290,180
Sales	—	(580,082)	(461,350)	(19,423)	(1,060,855)

Closing balance, as of March 31, 2021	$3,357,282	$99,235	$14,887,434	$1,849,409	$20,193,360

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021(a)	$204	$6,841	$(29,490)	$7,977	$(14,468)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $7,466,776. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

20

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Asset-Backed Securities	$256,754	Income	Discount Rate	9%		—
Corporate Bonds	97,216	Income	Discount Rate	5%		—
Floating Rate Loan Interests(b)	12,372,614	Income	Discount Rate	7% -11%		9%
		Market	Recent Transactions	—		—

	$12,726,584

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2021, the valuation technique for investments classified as Floating Rate Loan Interests amounting to $2,668,462 changed to Transaction Price approach. The investments were previously valued utilizing Discounted Cash Flow. The change was due to consideration of the information that was available at the time the investments were valued.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depository Receipt

S C H E D U L E O F I N V E S T M E N T S	21